Note 9 - Other disclosures (Details Textual) € / shares in Units, € in Thousands		6 Months Ended		12 Months Ended
	Nov. 19, 2021 item	Jun. 30, 2022 EUR (€) USD ($)	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€) USD ($) item	Dec. 31, 2020 EUR (€) USD ($) item € / shares	Dec. 31, 2019 EUR (€) € / shares
Statement Line Items [Line Items]
Granted | $		2,283,740		0	1,805,100
Share-based payments		€ 929	€ 1,165	€ 1,898	€ 5,829	€ 0
Post-employment benefit expense, defined contribution plans				1,047	€ 491	€ 329
Government grants				136
Government grants, payment installment amount				68
Government grants, deferral period (Month)					18 months
Proceeds from government grants				€ 18
Share-based payment arrangements, exit event, percentage of shares or assets sold or transferred				95.00%
Vesting term after exit-event, share options granted (Year)				1 year
Expiration term after exit-event, share options granted (Year)				4 years
Weighted average remaining contractual life of outstanding share options (Year)				3 years 10 months 24 days
Number of supervisory board members | item				5
Diluted earnings (loss) per share, before bonus share adjustment (in EUR per share) | € / shares					€ (1.66)	€ (0.30)
Debt to equity swap				€ 1,648
Former key management personnel [member]
Statement Line Items [Line Items]
Share-based payments						€ 2,577
Sono Motors Investment UG [member]
Statement Line Items [Line Items]
Total borrowings						€ 185
Borrowings, interest rate					4.00%	4.00%
Equity-settled program [member]
Statement Line Items [Line Items]
Number of additional employees offered share based payment arrangement transfer | item					5
Number of additional employees, active, share based payment arrangement | item					1
Number of additional employees, former, share-based payment arrangement | item					4
Cash-settled program [member]
Statement Line Items [Line Items]
Liabilities from share-based payment transactions				€ 0
Options with service conditions [member]
Statement Line Items [Line Items]
Vesting period, share options granted (Month)				36 months
CSOP
Statement Line Items [Line Items]
Share-based payments		439	€ 1,165
RSU
Statement Line Items [Line Items]
Share-based payments		€ 490
Weighted average remaining contractual life of outstanding share options (Year)				9 years 10 months 24 days
Vesting, number of installments, other equity instruments | item	4
Vesting period, other equity instruments (Year)	4 years